Operating Assets and Liabilities - Depreciation, amortization, and impairments are included in the income statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets other than goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	kr 55	kr 108	kr 84
Total	55	108	84
Property And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	140	108	93
Selling, general and administrative expenses	45	38	17
Total	kr 185	kr 146	kr 110